                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130

13F File Number:  028-06854



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 11/12/03

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total:   $1,877,665



List of Other Included Managers:

NONE





                                                      FORM 13F INFORMATION TABLE



                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS   SOLE   SHARED  NONE
--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ------ -------  ----
Waste Management, Inc.           COM    94106L109  $191,465  7,316,200 SH       SOLE             7,316,200

Mattel, Inc.                     COM    577081102  $122,015  6,435,380 SH       SOLE             6,435,380

ConAgra Foods, Inc.              COM    205887102  $188,773  8,887,600 SH       SOLE             8,887,600

Prudential Financial, Inc.       COM    744320102  $258,474  6,918,463 SH       SOLE             6,918,463

Prudential Financial, Inc.       COM    744320102  $210,449  5,633,000 SH       OTHER                            5,633,000

National Semiconductor Corp.     COM    637640103  $420,577 13,025,000 SH       SOLE            13,025,000

J.C. Penney Company, Inc.        COM    708160106  $140,916  6,594,100 SH       SOLE             6,594,100

FleetBoston Financial Corp.      COM    339030108  $ 30,150  1,000,000 SH       SOLE             1,000,000

SPDR Trust Series 1              COM    78462F103  $314,847  3,150,047 SH       SOLE             3,150,047